Leases (Tables)	9 Months Ended
Sep. 30, 2021
Lessee, Lease, Description [Line Items]
Lease, Cost [Table Text Block]
Obligations Related to Finance Leases

	September 30, 2021	December 31, 2020
	$	$
Teekay LNG
LNG Carriers	1,287,044	1,340,922
Teekay Tankers
Conventional Tankers	233,816	360,043
Total obligations related to finance leases	1,520,860	1,700,965
Less current portion	(93,442)	(150,408)
Long-term obligations related to finance leases	1,427,418	1,550,557

Finance Lease, Liability, Maturity [Table Text Block]
As at September 30, 2021, the remaining commitments related to the financial liabilities of these nine LNG carriers, including the amounts to be paid for the related purchase obligations, approximated $1.6 billion, including imputed interest of $350.2 million, repayable for the remainder of 2021 through 2034, as indicated below:

Commitments
At September 30, 2021
Year	$
Remainder of 2021	34,420
2022	136,959
2023	135,459
2024	132,011
2025	129,725
Thereafter	1,068,641
As at September 30, 2021, the total remaining commitments related to the financial liabilities of these vessels were approximately $297.4 million (December 31, 2020, $480.9 million), including imputed interest of $62.8 million (December 31, 2020 $120.9 million), repayable from 2021 through 2030, as indicated below:

Commitments
At September 30, 2021
Year	$
Remainder of 2021	8,172
2022	31,937
2023	31,695
2024	31,517
2025	31,209
Thereafter	162,852